Accounts Receivable - Allowance for Doubtful Accounts (Details) - Trade receivables - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	$ 7	$ 6
Provision for doubtful accounts, net of unused beginning balance	5	2
Receivables written off during the year as uncollectable	(1)	(1)
Increase (decrease) through other changes, allowance account for credit losses of financial assets	4	0
Balance end of year	$ 15	$ 7